UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-09805

Exact name of registrant as specified in charter:	JennisonDryden Opportunity Funds (f/k/a Strategic Partners Opportunity Funds)

Address of principal executive offices:	Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs Gateway Center 3, 100 Mulberry Street, Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	2/28/2009

Date of reporting period:	05/31/2008

Item 1.  Schedule of Investments

Jennison Select Growth Fund

Schedule of Investments

as of May 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 98.7%
COMMON STOCKS
Aerospace & Defense 2.5%
83,380	United Technologies Corp.	$5,923,315

Air Freight & Logistics 1.3%
65,200	Expeditors International of Washington, Inc.	3,069,616

Beverages 2.0%
83,200	Coca-Cola Co. (The)	4,764,032

Biotechnology 8.6%
57,400	BioMarin Pharmaceutical Inc. (a)(b)	2,190,958
39,400	Celgene Corp. (a)	2,397,884
53,900	Genentech, Inc.(a)	3,819,893
220,600	Gilead Sciences, Inc.(a)	12,203,592

		20,612,327

Capital Markets 3.4%
217,150	Charles Schwab Corp. (The)	4,816,387
18,900	Goldman Sachs Group, Inc. (The)	3,334,149

		8,150,536

Chemicals 3.9%
72,600	Monsanto Co.	9,249,240

Communications Equipment 11.3%
305,850	Cisco Systems, Inc.(a)	8,172,312
138,000	Nokia Oyj, (ADR) (Finland)	3,919,200
134,050	QUALCOMM, Inc.(b)	6,506,787
59,920	Research In Motion Ltd.(a)	8,321,091

		26,919,390

Computer & Peripherals 7.1%
51,500	Apple, Inc.(a)	9,720,625
152,300	Hewlett-Packard Co.	7,167,238

		16,887,863

Electrical Equipment 1.9%
143,100	ABB Ltd., (ADR) (Switzerland)(a)	4,647,888

Energy Equipment & Services 8.2%
19,700	First Solar, Inc.(a)	5,270,538
81,610	Schlumberger Ltd.(b)	8,253,219

124,000	Halliburton Co.	6,023,920

		19,547,677

Food & Staples Retailing 5.8%
41,200	Costco Wholesale Corp.(b)	2,938,384
142,700	CVS Caremark Corp.	6,106,133
82,800	Wal-Mart Stores, Inc. (b)	4,780,872

		13,825,389

Healthcare Equipment & Supplies 5.0%
35,300	Alcon, Inc.	5,542,100
104,200	Baxter International, Inc.	6,366,620

		11,908,720

Healthcare Providers & Services 0.5%
24,400	Medco Health Solutions, Inc. (a)	1,182,180

Hotels, Restaurants & Leisure 2.4%
205,000	Burger King Holdings Inc.	5,852,750

Household Products 2.1%
66,100	Colgate-Palmolive Co.	4,915,196

Internet & Catalog Retail 3.2%
95,100	Amazon.com, Inc.(a)(b)	7,762,062

Internet Software & Services 6.1%
87,200	Akamai Technologies, Inc.(a)(b)	3,405,160
19,150	Google, Inc. (Class A Shares)(a)	11,218,070

		14,623,230

IT Services 5.2%
104,700	Infosys Technologies Ltd., (ADR) (India)(b)	5,141,817
83,900	Visa Inc. (Class A Shares)(a)	7,245,604

		12,387,421

Life Sciences, Tools & Services 2.4%
97,940	Thermo Fisher Scientific, Inc.(a)	5,780,419

Media 2.3%
165,100	Walt Disney Co. (The)(b)	5,547,360

Pharmaceuticals 6.4%
92,900	Abbott Laboratories	5,234,915
116,800	Elan Corp. PLC, (ADR) (Ireland)(a)(b)	2,924,672
102,300	Teva Pharmaceutical Industries Ltd., (ADR) (Israel)(b)	4,678,179
53,600	Wyeth	2,383,592

		15,221,358

Semiconductors & Semiconductor Equipment 1.5%
111,800	Texas Instruments, Inc.	3,631,264

Software 4.0%
111,000	Adobe Systems, Inc.(a)	4,890,660
165,776	Microsoft Corp.	4,694,776

		9,585,436

Textiles, Apparel & Luxury Goods 1.6%
55,000	NIKE, Inc. (Class B Shares)(b)	3,760,350

	Total long-term investments (cost $188,667,755)	235,755,019

SHORT-TERM INVESTMENT 19.9%
Affiliated Money Market Mutual Fund

47,469,538	Dryden Core Investment Fund - Taxable Money Market Series (cost $47,469,538; includes $47,197,950 of cash collateral received for securities on loan)(c)(d)	47,469,538

	Total Investments 118.6% (cost $236,137,293)(e)	283,224,557

	Liabilities in excess of other assets (18.6%)	(44,504,985)

	Net Assets 100.0%	$238,719,572

The following abbreviation is used in portfolio descriptions:

ADR - American Depositary Receipt.

(a)	Non-income producing security.
(b)	All or portion of security is on loan. The aggregate market value of such securities is $45,811,225; cash collateral of $47,197,950 (included in liabilities) was received with which the portfolio purchased highly liquid short-term investments.
(c)	Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.
(d)	Prudential Investment LLC, the manager of the Fund, also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$239,171,926	$45,828,065	$(1,775,434)	$44,052,631

The difference between book basis and tax was attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$283,224,557	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$283,224,557	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 29, 2008, and May 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) used in determining the valuation of investments.

Dryden Strategic Value

Schedule of Investments

as of May 31, 2008 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 99.8%
COMMON STOCKS
Aerospace & Defense 1.7%
6,500	General Dynamics Corp.	$598,975
4,600	Northrop Grumman Corp.	347,116
5,400	United Technologies Corp.	383,616

		1,329,707

Automobiles & Components 0.6%
17,600	Ford Motor Co.(a)	119,680
2,700	General Motors Corp.	46,170
6,400	Harley-Davidson, Inc.	266,048

		431,898

Automotive Components 0.2%
5,800	Johnson Controls, Inc.	197,548

Beverages 1.4%
4,400	Anheuser-Busch Cos., Inc.	252,824
15,400	Coca-Cola Enterprises, Inc.	310,156
16,400	Constellation Brands, Inc. (Class A Shares)(a)	349,648
2,300	Molson Coors Brewing Co.	133,400

		1,046,028

Biotechnology 0.7%
11,800	Amgen, Inc.(a)	519,554

Building Products 0.4%
14,900	Masco Corp.	276,246

Capital Markets 2.4%
3,100	Goldman Sachs Group, Inc. (The)	546,871
7,500	Lehman Brothers Holdings, Inc.	276,075
9,300	Merrill Lynch & Co., Inc.	408,456
13,100	Morgan Stanley	579,413

		1,810,815

Chemicals 2.8%
18,500	Dow Chemical Co. (The)	747,400
5,300	E.I. DuPont de Nemours & Co.	253,923
5,500	Eastman Chemical Co.	421,355
6,300	PPG Industries, Inc.	397,089
6,200	Rohm & Haas Co.	334,676

		2,154,443

Commercial Banks 5.7%
9,400	BB&T Corp.	295,818
4,300	Comerica, Inc.	159,874
12,000	Huntington Bancshares, Inc.	106,920
4,600	National City Corp.	26,864
5,700	PNC Financial Services Group, Inc.	366,225
13,744	Regions Financial Corp.	244,918
5,600	SunTrust Banks, Inc.	292,376
25,100	US Bancorp	833,069
25,521	Wachovia Corp.	607,400
46,900	Wells Fargo & Co.	1,293,033
3,400	Zions Bancorporation	146,506

		4,373,003

Commercial Services & Supplies 0.4%
9,900	R.R. Donnelley & Sons Co.	325,017

Computers & Peripherals 1.8%
6,600	Hewlett-Packard Co.	310,596
5,900	International Business Machines Corp.	763,637
8,500	Lexmark International, Inc.(a)	313,310

		1,387,543

Consumer Finance 0.5%
6,100	Capital One Financial Corp.	293,532
5,400	Discover Financial Services	92,610

		386,142

Containers & Packaging 0.5%
6,900	Ball Corp.	374,670

Diversified Consumer Services 0.3%
10,600	H&R Block, Inc.	247,404

Diversified Financial Services 6.8%
56,200	Bank of America Corp.	1,911,362
62,400	Citigroup, Inc.	1,365,936
45,100	JPMorgan Chase & Co.	1,939,300

		5,216,598

Diversified Telecommunication Services 6.5%
78,620	AT&T, Inc.	3,136,938
8,500	CenturyTel, Inc.	300,985
41,800	Verizon Communications, Inc.	1,608,046

		5,045,969

Electric Utilities 2.9%
11,300	American Electric Power Co., Inc.	478,329
16,924	Duke Energy Corp.	312,756
2,600	FirstEnergy Corp.	204,646
9,900	Pinnacle West Capital Corp.	334,422
8,500	Progress Energy, Inc.	363,460
15,500	Southern Co. (The)	561,100

		2,254,713

Energy Equipment & Services 1.4%
11,800	BJ Services Co.	356,360
10,100	Nabors Industries Ltd. (Bermuda)(a)	424,604
7,300	Rowan Cos., Inc.	322,295

		1,103,259

Exchange Traded Fund 0.2%
1,600	iShares Russell 1000 Value Index Fund	122,112

Food & Staples Retailing 1.0%
12,800	Kroger Co. (The)	353,792
11,600	Supervalu, Inc.	406,812

		760,604

Food Products 2.1%
7,600	Archer-Daniels-Midland Co.	301,720
17,800	ConAgra Foods, Inc.	419,724
11,302	Kraft Foods, Inc. (Class A Shares)	367,089
16,800	Sara Lee Corp.	231,504
17,400	Tyson Foods, Inc. (Class A Shares)	327,816

		1,647,853

Health Care Providers & Services 0.9%
7,700	Cigna Corp.	312,620
6,200	WellPoint, Inc.(a)	346,084

		658,704

Hotels, Restaurants & Leisure 1.1%
8,000	Darden Restaurants, Inc.	274,000
9,800	McDonald’s Corp.	581,336

		855,336

Household Durables 2.7%
4,100	Black & Decker Corp.	265,270
2,800	Centex Corp.	52,724
7,400	D.R. Horton, Inc.	94,054
5,500	Fortune Brands, Inc.	382,140
3,500	KB Home	71,785
16,400	Leggett & Platt, Inc.	313,240
4,400	Lennar Corp. (Class A Shares)	74,272
10,000	Newell Rubbermaid, Inc.	200,800
5,000	Pulte Homes, Inc.	61,150
5,800	Stanley Works (The)	281,764
3,600	Whirlpool Corp.	265,248

		2,062,447

Industrial Conglomerates 3.3%
83,200	General Electric Co.	2,555,904

Insurance 5.8%
5,200	ACE Ltd. (Cayman Islands)	312,364
9,700	Allstate Corp. (The)	494,118
27,400	American International Group, Inc.	986,400
7,500	AON Corp.	353,925
7,600	Chubb Corp.	408,576
5,200	Hartford Financial Services Group, Inc.	369,564
6,187	Lincoln National Corp.	341,275
3,600	MBIA, Inc.	25,056
17,600	Progressive Corp. (The)	353,056
4,400	Torchmark Corp.	279,004
11,300	Travelers Cos., Inc. (The)	562,853

		4,486,191

IT Services 1.0%
7,600	Computer Sciences Corp.(a)	373,540
16,500	Convergys Corp.(a)	266,145
6,300	Electronic Data Systems Corp.	154,287

		793,972

Leisure Equipment & Products 0.7%
10,100	Brunswick Corp.	138,370
8,500	Eastman Kodak Co.	130,220
14,200	Mattel, Inc.	285,988

		554,578

Machinery 3.0%
6,500	Deere & Co.	528,710
7,000	Dover Corp.	378,560
5,300	Eaton Corp.	512,404
8,900	Ingersoll-Rand Co. Ltd. (Class A Shares) (Bermuda)	391,956
5,700	Parker-Hannifin Corp.	482,619

		2,294,249

Media 1.7%
17,250	CBS Corp. (Class B Shares)	372,255
11,950	Comcast Corp. (Class A Shares)	268,875
9,200	Gannett Co., Inc.	265,052
6,900	Meredith Corp.	226,389
4,750	Viacom, Inc. (Class B Shares)(a)	170,145

		1,302,716

Metals & Mining 1.0%
19,900	Alcoa, Inc.	807,741

Multiline Retail 0.7%
6,200	J.C. Penney Co., Inc. (Holding Co.)	249,488
11,100	Macy’s, Inc.	262,737

		512,225

Multi-Utilities 3.5%
8,800	Consolidated Edison, Inc.	363,440
9,900	Dominion Resources, Inc.	458,370
8,400	DTE Energy Co.	371,616
6,977	Integrys Energy Group, Inc.	358,269
17,000	NiSource, Inc.	307,530
7,900	Sempra Energy	456,699
18,500	Xcel Energy, Inc.	394,235

		2,710,159

Oil, Gas & Consumable Fuels 19.6%
10,000	Anadarko Petroleum Corp.	749,700
6,500	Apache Corp.	871,390
28,900	Chevron Corp.	2,865,435
23,096	ConocoPhillips	2,150,238
8,600	Devon Energy Corp.	997,084
53,900	Exxon Mobil Corp.	4,784,163
5,600	Hess Corp.	687,736
14,600	Marathon Oil Corp.	750,294
13,300	Occidental Petroleum Corp.	1,222,669

		15,078,709

Paper & Forest Products 0.8%
7,100	International Paper Co.	193,262
9,000	Louisiana-Pacific Corp.	109,260
5,334	Weyerhaeuser Co.	332,468

		634,990

Pharmaceuticals 6.1%
12,200	Bristol-Myers Squibb Co.	278,038
6,800	Forest Laboratories, Inc.(a)	244,188
12,200	Johnson & Johnson	814,228
32,200	King Pharmaceuticals, Inc.(a)	330,372
11,000	Merck & Co., Inc.	428,560
101,000	Pfizer, Inc.	1,955,360
14,700	Wyeth	653,709

		4,704,455

Road & Rail 1.6%
2,700	CSX Corp.	186,462
6,900	Norfolk Southern Corp.	464,922
6,100	Ryder System, Inc.	447,923
2,000	Union Pacific Corp.	164,620

		1,263,927

Specialty Retail 3.1%
3,100	Abercrombie & Fitch Co.	225,060
16,847	Autonation, Inc.(a)	266,014
2,500	Autozone, Inc.(a)	316,400
17,300	Home Depot, Inc.	473,328
7,200	Limited Brands	139,536

11,800	Lowe’s Cos., Inc.	283,200
17,500	Office Depot, Inc.(a)	222,250
12,800	RadioShack Corp.	187,520
5,100	Sherwin-Williams Co. (The)	286,365

		2,399,673

Textiles, Apparel & Luxury Goods 0.9%
10,800	Jones Apparel Group, Inc.	181,656
10,800	Liz Claiborne, Inc.	188,568
4,400	VF Corp.	333,080

		703,304

Thrifts & Mortgage Finance 0.2%
3,600	MGIC Investment Corp.	43,272
13,100	Washington Mutual, Inc.	118,162

		161,434

Tobacco 1.7%
14,000	Altria Group, Inc.	311,640
13,200	Philip Morris International Inc.(a)	695,112
5,300	UST, Inc.	292,719

		1,299,471

Wireless Telecommunication Services 0.1%
5,700	Sprint Nextel Corp.	53,352

	Total Investments 99.8% (cost $69,072,424)(b)	76,904,663

	Other assets in excess of liabilities 0.2%	147,671

	Net Assets 100.0%	$77,052,334

(a)	Non-income producing security.
(b)	The United States federal income tax basis of the Fund’s investments and the net unrealized appreciation as of May 31, 2008 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Appreciation
$69,239,972	$17,302,355	$(9,637,664)	$7,664,691

The difference between book basis and tax basis is primarily attributable to deferred losses on wash sales.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of May 31, 2008 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$76,904,663	$—
Level 2 - Other Significant Observable Inputs	—	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$76,904,663	$—

*	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of February 29, 2008, and May 31, 2008, the Portfolio did not use any significant unobservable inputs (Level 3) used in determining the valuation of investments.

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and ask prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (NOCP) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadvisers, to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker. Options on securities and indices traded on an exchange are valued at the last sale price as of the close of trading on the applicable exchange or, if there was no sale, at the mean between the most recently quoted bid and asked prices on such exchange. Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted bid and asked prices on such exchange or board of trade or at the last bid price in the absence of an asked price. Prices may be obtained from independent pricing services which use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Securities for which reliable market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the Funds’ normal pricing time, are valued at fair value in accordance with the Board of Trustees approved fair valuation procedures. When determining the fair valuation of securities some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Market values of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Investments in mutual funds are valued at the net asset as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities, which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities, which mature in more than sixty days, are valued at current market quotations.

The Funds invest in the Taxable Money Market Series (“the Series”), a separate portfolio of Dryden Core Investment Fund, pursuant to an exemptive order received from the Securities and Exchange Commission. The Series is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is available on The Securities and Exchange Commission’s website (www.sec.gov).

Item 2. Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) JennisonDryden Opportunity Funds

By (Signature and Title)*	/s/Deborah A. Docs
Deborah A. Docs Secretary of the Fund

Date    July 24, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/Judy A. Rice
Judy A. Rice President and Principal Executive Officer

Date    July 24, 2008

By (Signature and Title)*	/s/Grace C. Torres
Grace C. Torres Treasurer and Principal Financial Officer

Date    July 24, 2008

*  Print the name and title of each signing officer under his or her signature.